Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Borrowings	¥ 4,427,046	¥ 4,416,833
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,013	1,010	¥ 989
Total committed credit lines	651,379	612,737
Available credit lines	507,181	524,451
Long-term committed credit lines	442,547	465,104
Investment in securities pledged for primarily collateral deposits	147,428
Loans and leases consolidation adjustment	10,531
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 10,000
Maturity year of loan	2082
Subordinated Syndicated Loan | Loan Maturing in 7 Year
Debt Instrument [Line Items]
Borrowings	¥ 34,000
Maturity year of loan	2077
Secured By Share
Debt Instrument [Line Items]
Secured debt	¥ 38,399
Secured Investments
Debt Instrument [Line Items]
Secured debt	74,334
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Borrowings	¥ 150,000
Unsecured subordinated bonds face value			¥ 100,000
Unsecured subordinated bonds year of maturity			2080
Unsecured Subordinated Debt | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value			¥ 60,000
Unsecured subordinated bonds premature redemption period			5 years
Unsecured Subordinated Debt | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value			¥ 40,000
Unsecured subordinated bonds premature redemption period			10 years
Unsecured Subordinated Debt One
Debt Instrument [Line Items]
Unsecured subordinated bonds face value		¥ 50,000
Unsecured subordinated bonds year of maturity		2081
Unsecured Subordinated Debt One | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value		¥ 29,000
Unsecured subordinated bonds premature redemption period		5 years
Unsecured Subordinated Debt One | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value		¥ 21,000
Unsecured subordinated bonds premature redemption period		10 years